Note 3 - Net Loss Per Share - Net Loss Per Share 1 (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net (loss)	$ (571,482)	$ (265,191)	$ (659,703)	$ (607,999)	$ (557,052)	$ (915,880)	$ (1,496,376)	$ (2,080,931)	$ (2,996,494)	$ (3,690,146)
Weighted average common shares outstanding (in shares)	549,958			597,663			549,958	559,337	568,604	365,491
Weighted average common shares subject to restrictions (in shares)
Weighted average common shares outstanding - basic and diluted (in shares)	549,958			597,663			549,958	559,337	568,604	365,491
Net loss per common share - basic and diluted (in dollars per share)	$ (1.04)			$ (1.02)			$ (2.72)	$ (3.72)	$ (5.27)	$ (10.10)